Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 315.8	$ 418.8	$ 622.3
Receivables, net of allowances of $38.6 million at March 28, 2014, $39.2 million at December 31, 2013 and $38.3 million in 2012	1,200.3	1,171.7	1,182.1
Inventories	1,328.3	1,239.6	1,273.6
Deferred income taxes	49.9	50.2	39.5
Prepaid expenses and other	118.2	126.2	133.0
Total current assets	3,012.5	3,006.5	3,250.5
Property, plant and equipment, net	1,076.1	1,092.0	1,193.9
Deferred income taxes	15.8	15.8	12.8
Goodwill	27.2	184.6	187.6
Intangible assets, net	84.5	182.9	202.9
Unconsolidated affiliated companies	18.8	19.0	18.9
Other non-current assets	73.6	78.1	66.0
Total assets	4,308.5	4,578.9	4,932.6
Current liabilities:
Accounts payable	975.1	870.6	1,003.0
Accrued liabilities	402.6	434.9	496.1
Current portion of long-term debt	285.6	250.3	511.2
Total current liabilities	1,663.3	1,555.8	2,010.3
Long-term debt	1,182.4	1,136.6	938.9
Deferred income taxes	215.6	233.8	223.9
Other liabilities	237.2	255.9	292.7
Total liabilities	3,298.5	3,182.1	3,465.8
Commitments and Contingencies
Redeemable non-controlling interest	16.7	17.0	18.6
Total Equity:
Redeemable convertible preferred stock, at redemption value (liquidation preference of $50.00 per share): Shares outstanding - 0 in 2013 and 76,002 in 2012		0	3.8
Common stock, $0.01 par value, issued and outstanding shares: March 28, 2014 - 48,647,539 (net of 10,162,971 treasury shares), December 31, 2013 - 49,598,653 (net of 9,211,857 treasury shares), 2012 - 49,693,532 (net of 8,738,094 treasury shares)	0.6	0.6	0.6
Additional paid-in capital	701.8	699.6	676.7
Treasury stock	(185.7)	(155.3)	(137.0)
Retained earnings	523.0	847.4	892.2
Accumulated other comprehensive income (loss)	(121.0)	(112.1)	(104.6)
Total Company shareholders' equity	918.7	1,280.2	1,331.7
Non-controlling interest	74.6	99.6	116.5
Total equity	993.3	1,379.8	1,448.2
Total liabilities and equity	$ 4,308.5	$ 4,578.9	$ 4,932.6